Reportable Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The tables below present the Company’s operating segment results of operations for the following periods:

	Successor
	Year Ended December 31, 2021
	Cyber & Engineering	Analytics	Total
Revenues	$74,879	$70,699	$145,578
Segment adjusted gross margin	17,480	31,756	49,236
Segment adjusted gross margin %	23%	45%	34%
Research and development costs excluded from segment adjusted gross margin			(8,282)
Equity-based compensation excluded from segment adjusted gross margin			(6,886)
Operating expenses:
Selling, general and administrative			106,507
Research and development			6,033

Operating loss			(78,472)
Net increase in fair value of derivatives			33,353
Loss on extinguishment of debt			2,881
Interest expense			7,762

Loss before taxes			$(122,468)

	Successor
	Period from May 22, 2020 through December 31, 2020
	Cyber & Engineering	Analytics	Total
Revenues	$15,584	$15,968	$31,552
Segment adjusted gross margin	3,570	7,799	11,369
Segment adjusted gross margin %	23%	49%	36%
Research and development costs excluded from segment adjusted gross margin			(2,694)
Operating expenses:
Selling, general and administrative			7,909
Research and development			530
Transaction expenses			10,091

Operating loss			(9,855)
Interest expense			616

Loss before taxes			$(10,471)

Reconciliation of Assets from Segment to Consolidated
The following table presents the assets by segment as of the following periods:

	Successor				Successor
	December 31, 2021				December 31, 2020
	Cyber & Engineering	Analytics	Corporate	Total	Cyber & Engineering	Analytics	Corporate	Total
Total assets	$74,808	$154,085	$154,429	$383,322	$73,225	$143,978	$1,162	$218,365